EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2021

1.	The following replaces “Portfolio Managers” under “Fund Summaries – Management” for Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Floating-Rate Fund:

Portfolio Managers

Ralph H. Hinckley, Jr., Vice President of Eaton Vance and BMR, has managed the Portfolio and the Fund since June 30, 2021.

Jake T. Lemle, Vice President of Eaton Vance and BMR, has managed the Portfolio and the Fund since June 30, 2021.

Craig P. Russ, Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2007 and the Fund since March 1, 2021.

Andrew N. Sveen, Vice President of Eaton Vance and BMR, has managed the Portfolio since March 2019 and the Fund since March 1, 2021.

2.	The following replaces “Portfolio Managers” under “Fund Summaries – Management” for Eaton Vance Floating-Rate & High Income Fund:

Portfolio Managers

Ralph H. Hinckley, Jr., Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio and the Fund since June 30, 2021.

Jake T. Lemle, Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating-Rate Portfolio and the Fund since June 30, 2021.

Craig P. Russ, Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio since November 2007 and the Fund since September 2018.

Andrew N. Sveen, Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio and the Fund since March 2019.

Kelley Baccei Gerrity, Vice President of Eaton Vance and BMR, has managed High Income Opportunities Portfolio since November 2014 and the Fund since September 2018.

Stephen C. Concannon, Vice President of Eaton Vance and BMR, has managed High Income Opportunities Portfolio since November 2014 and the Fund since September 2018.

Jeffrey D. Mueller, Vice President of Eaton Vance Advisers International Ltd. (“EVAIL”), has managed High Income Opportunities Portfolio since June 2019.

3.	The following replaces the third paragraph under “Eaton Vance Floating Rate Portfolio” under “Management” under “Management and Organization”:

Ralph H. Hinckley, Jr., Jake T. Lemle, Craig P. Russ and Andrew N. Sveen are Vice Presidents of Eaton Vance and BMR and are portfolio managers of Eaton Vance Floating Rate Portfolio and Eaton Vance Floating-Rate Fund. Each of Messrs. Hinckley and Lemle have managed the Portfolio and Fund since June 30, 2021. Mr. Russ has managed the Portfolio since November 2007 and Mr. Sveen has managed the Portfolio since March 2019. Each of Messrs. Russ and Sveen have managed the Fund since March 1, 2021. Mr. Lemle has been employed by Eaton Vance for more than five years and manages other Eaton Vance portfolio. Messrs. Hinckley, Russ and Sveen manage other Eaton Vance funds and portfolios and have been Eaton Vance portfolio managers for more than five years.

4.	The following replaces the third paragraph under “Senior Debt Portfolio” under “Management” under “Management and Organization”:

Ralph H. Hinckley, Jr., Jake T. Lemle, Craig P. Russ and Andrew N. Sveen are Vice Presidents of Eaton Vance and BMR and are portfolio managers of Senior Debt Portfolio and Eaton Vance Floating-Rate Advantage Fund. Each of Messrs. Hinckley and Lemle have managed the Portfolio and Fund since June 30, 2021. Mr. Russ has managed the Portfolio since November 2007 and Mr. Sveen has managed the Portfolio since March 2019. Each of Messrs. Russ and Sveen have managed the Fund since March 1, 2021. Mr. Lemle has been employed by Eaton Vance for more than five years and manages other Eaton Vance portfolios. Messrs. Hinckley, Russ and Sveen manage other Eaton Vance funds and portfolios and have been Eaton Vance portfolio managers for more than five years.

5.	The following replaces the fifth paragraph under “Floating-Rate & High Income Fund” under “Management” under “Management and Organization”:

Floating-Rate & High Income Fund is managed by Craig P. Russ, Stephen C. Concannon and Kelley Baccei Gerrity since September 2018, Andrew N. Sveen since March 2019 and Ralph H. Hinckley, Jr. and Jake T. Lemle since June 30, 2021. Mr. Lemle has been employed by Eaton Vance for more than five years and manages other Eaton Vance portfolios. Messrs. Hinckley, Russ, Concannon, Sveen and Ms. Gerrity manage other Eaton Vance funds and portfolios and have been Eaton Vance portfolio managers for more than five years.

June 30, 2021	39079 6.30.21

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Stephen Concannon(1)
Registered Investment Companies	7	$2,813.1	0	$0
Other Pooled Investment Vehicles	3	$651.9	0	$0
Other Accounts	25	$4,201.3	0	$0
Kelley Baccei Gerrity(1)
Registered Investment Companies	8	$5,277.9	0	$0
Other Pooled Investment Vehicles	1	$137.4	0	$0
Other Accounts	0	$0	0	$0
Ralph H. Hinckley(2)
Registered Investment Companies	1	$938.1	0	$0
Other Pooled Investment Vehicles	3	$5,920.9	0	$0
Other Accounts	2	$1,110.5	0	$0
Jake T. Lemle(2)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	7	$2,981.8	0	$0
Other Accounts	0	$0	0	$0
Jeffrey Mueller(1)
Registered Investment Companies	6	$2,226.1	0	$0
Other Pooled Investment Vehicles	2	$49.1	0	$0
Other Accounts	2	$521.6	0	$0
Craig P. Russ
Registered Investment Companies	9	$16,853.5	0	$0
Other Pooled Investment Vehicles	5	$5,601.1	0	$0
Other Accounts	7	$4,278.9	0	$0
Andrew N. Sveen
Registered Investment Companies	11	$18,184.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	As of May 31, 2021. Messrs. Hinckley and Lemle became portfolio managers on June 30, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Floating-Rate Advantage Fund
Ralph H. Hinckley	None(1)	Over $1,000,000
Jake T. Lemle	None(1)	$100,001 - $500,000
Craig P. Russ	$500,001 - $1,000,000	Over $1,000,000
Andrew N. Sveen	None	$100,001 - $500,000
Floating-Rate Fund
Ralph H. Hinckley	None(1)	Over $1,000,000
Jake T. Lemle	None(1)	$100,001 - $500,000
Craig P. Russ	None	Over $1,000,000
Andrew N. Sveen	None	$100,001 - $500,000
Floating-Rate & High Income Fund
Stephen Concannon	None	$500,001 - $1,000,000
Kelley Baccei Gerrity	None	Over $1,000,000
Ralph H. Hinckley	None(1)	Over $1,000,000
Jake T. Lemle	None(1)	$100,001 - $500,000
Jeffrey Mueller	None	None
Craig P. Russ	None	Over $1,000,000
Andrew N. Sveen	None	$100,001 - $500,000
(1)	As of May 31, 2021. Messrs. Hinckley and Lemle became portfolio managers on June 30, 2021.

June 30, 2021